Annual Total Returns[BarChart] - Invesco VI Main Street Small Cap Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.21%)	17.99%	41.01%	11.93%	(5.90%)	18.05%	14.15%	(10.32%)	26.47%	19.93%